Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

NOTE 11—INCOME TAXES

Income tax expense was as follows.

	2012	2011
Current	$1,395	$1,213
Deferred	330	(366)

Income tax expense	$1,725	$847

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2012	2011
Income taxes computed at the statutory federal tax rate	$2,483	$1,634
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(630)	(558)
Cash surrender value of BOLI	(213)	(219)
Other	85	(10)

Income tax expense	$1,725	$847

Tax benefit attributable to security losses totaled $0 in 2012. Tax benefit attributable to security losses totaled $3 in 2011.

Year-end deferred tax assets and liabilities were due to the following.

	2012	2011
Deferred tax assets
Allowance for loan losses	$6,712	$7,227
Deferred compensation	1,057	816
Intangible assets	182	388
Pension costs	2,775	1,900
Impairment losses	195	195
Other	171	158

Deferred tax asset	11,092	10,684

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(295)	(373)
Discount accretion on securities	(73)	(77)
Purchase accounting adjustments	(1,774)	(2,111)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(3,013)	(2,814)
Other	(105)	(20)

Deferred tax liability	(7,509)	(7,644)

Net deferred tax asset	$3,583	$3,040

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Ohio for all affiliates other than the Bank. The Bank is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. During 2010, the Internal Revenue Service concluded an audit of the Corporation’s tax returns for the year ended 2007 in which there was no change necessary to the Corporation’s tax liability. The Corporation’s federal tax returns for taxable years through 2008 have been closed for purposes of examination by the Internal Revenue Service.